Summary of Significant Accounting Policies - Disaggregated by Revenue Sources (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 3,103,958	$ 445,856	¥ 2,228,117	¥ 1,282,562
K-12 tutoring services - group class
Disaggregation Of Revenue [Line Items]
Total net revenues	1,103,607		817,843	611,268
K-12 tutoring services - personalized
Disaggregation Of Revenue [Line Items]
Total net revenues	553,654		364,554	272,880
K-12 tutoring services - full-time
Disaggregation Of Revenue [Line Items]
Total net revenues	286,593
Study-abroad test preparation services
Disaggregation Of Revenue [Line Items]
Total net revenues	941,537		860,687	334,288
Study-abroad consulting services
Disaggregation Of Revenue [Line Items]
Total net revenues	¥ 218,567		¥ 185,033	¥ 64,126